Employee Benefits - Net Periodic Pension Benefit Cost Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.90%	2.50%	2.70%
Rate of compensation increase	3.70%	3.70%	3.90%
Expected rate of return on plan assets	2.10%	2.00%	2.10%
Other comprehensive income
Actuarial loss/(gain) - benefit obligation	$ 4,756	$ (3,844)	$ 658
Actuarial (gain)/loss – plan assets	(2,930)	1,208	(393)
Actuarial loss recognized in net periodic benefit cost	(67)	(248)	(250)
Total	$ 1,759	$ (2,884)	$ 15
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.80%	0.80%	0.75%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.80%	0.75%
Other comprehensive income
Actuarial loss/(gain) - benefit obligation	$ 1,479	$ (372)	$ (626)
Actuarial (gain)/loss – plan assets	(1,114)	240	296
Prior service credit recognized in net periodic benefit cost	0	93	215
Actuarial loss recognized in net periodic benefit cost	93	69	43
Amortization of net prior service credit	9	8	8
Net prior service cost occurring during the year	0	(9)	(1)
Total	$ 467	$ 29	$ (65)